UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Small-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Airlines — 2.5%
Spirit Airlines, Inc.(1)	90,793	$1,760,476

		$1,760,476

Auto Components — 1.2%
Dana Holding Corp.	53,354	$857,932

		$857,932

Building Products — 4.9%
A.O. Smith Corp.	49,350	$3,418,968

		$3,418,968

Chemicals — 5.3%
Calgon Carbon Corp.(1)	34,680	$556,267
Innophos Holdings, Inc.	31,154	1,575,458
RPM International, Inc.	52,000	1,622,920

		$3,754,645

Commercial Banks — 5.8%
Bank of Marin Bancorp	9,755	$382,884
First Midwest Bancorp, Inc.	25,479	322,819
Prosperity Bancshares, Inc.	44,794	2,020,657
Umpqua Holdings Corp.	109,033	1,378,177

		$4,104,537

Communications Equipment — 2.8%
NETGEAR, Inc.(1)	56,200	$1,973,182

		$1,973,182

Construction & Engineering — 3.5%
EMCOR Group, Inc.	31,051	$1,128,083
MasTec, Inc.(1)	45,992	1,301,573

		$2,429,656

Containers & Packaging — 2.8%
AptarGroup, Inc.	37,800	$1,947,834

		$1,947,834

Electric Utilities — 7.4%
Cleco Corp.	69,200	$2,958,300
Portland General Electric Co.	79,200	2,274,624

		$5,232,924

Electrical Equipment — 0.6%
General Cable Corp.(1)	13,422	$451,248

		$451,248

Electronic Equipment, Instruments & Components — 1.6%
Itron, Inc.(1)	24,740	$1,147,689

		$1,147,689

Security	Shares	Value
Energy Equipment & Services — 2.8%
Hornbeck Offshore Services, Inc.(1)	38,004	$1,398,927
Oil States International, Inc.(1)	7,698	597,211

		$1,996,138

Food Products — 4.6%
Darling International, Inc.(1)	44,462	$750,074
J&J Snack Foods Corp.	12,336	840,698
Lancaster Colony Corp.	22,999	1,643,509

		$3,234,281

Health Care Equipment & Supplies — 5.2%
Teleflex, Inc.	23,804	$1,785,300
West Pharmaceutical Services, Inc.	32,100	1,900,641

		$3,685,941

Health Care Providers & Services — 2.1%
Magellan Health Services, Inc.(1)	28,126	$1,442,864

		$1,442,864

Insurance — 9.3%
Aspen Insurance Holdings, Ltd.	47,300	$1,613,403
National Financial Partners Corp.(1)	56,035	986,776
ProAssurance Corp.	27,710	1,248,058
Protective Life Corp.	49,989	1,581,652
Tower Group, Inc.	59,782	1,153,793

		$6,583,682

IT Services — 3.8%
MAXIMUS, Inc.	39,000	$2,674,230

		$2,674,230

Machinery — 5.2%
Barnes Group, Inc.	58,000	$1,386,200
Crane Co.	22,180	1,115,210
EnPro Industries, Inc.(1)	8,949	398,052
Titan International, Inc.	32,564	790,980

		$3,690,442

Media — 2.1%
Madison Square Garden Co. (The)(1)	28,700	$1,492,974

		$1,492,974

Oil, Gas & Consumable Fuels — 2.9%
Stone Energy Corp.(1)	45,773	$1,029,893
VAALCO Energy, Inc.(1)	122,682	1,041,570

		$2,071,463

Security	Shares	Value
Professional Services — 1.4%
Towers Watson & Co., Class A	15,515	$947,656

		$947,656

Road & Rail — 5.3%
Genesee & Wyoming, Inc., Class A(1)	23,723	$2,006,491
Old Dominion Freight Line, Inc.(1)	46,896	1,748,283

		$3,754,774

Semiconductors & Semiconductor Equipment — 1.5%
OmniVision Technologies, Inc.(1)	68,524	$1,053,214

		$1,053,214

Specialty Retail — 4.5%
Aeropostale, Inc.(1)	66,406	$898,473
Children’s Place Retail Stores, Inc. (The)(1)	26,084	1,300,027
Finish Line, Inc. (The), Class A	50,500	941,320

		$3,139,820

Textiles, Apparel & Luxury Goods — 4.1%
Hanesbrands, Inc.(1)	43,000	$1,611,640
Iconix Brand Group, Inc.(1)	53,945	1,297,377

		$2,909,017

Thrifts & Mortgage Finance — 2.3%
First Defiance Financial Corp.	19,526	$399,893
Oritani Financial Corp.	34,316	519,544
Washington Federal, Inc.	40,300	708,877

		$1,628,314

Total Common Stocks (identified cost $45,605,402)		$67,383,901

Short-Term Investments — 4.6%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/13	$3,254	$3,254,285

Total Short-Term Investments (identified cost $3,254,285)		$3,254,285

Total Investments — 100.1% (identified cost $48,859,687)		$70,638,186

Other Assets, Less Liabilities — (0.1)%		$(42,178)

Net Assets — 100.0%		$70,596,008

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,020,054

Gross unrealized appreciation	$21,628,944
Gross unrealized depreciation	(10,812)

Net unrealized appreciation	$21,618,132

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$67,383,901	*	$—	$—	$67,383,901
Short-Term Investments	—		3,254,285	—	3,254,285
Total Investments	$67,383,901		$3,254,285	$—	$70,638,186

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013